UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                                                   FMC SELECT FUND
January 31, 2007                                                                              (Unaudited)


                                                                                                  Market
                                                                                                  Value
                                                                                 Shares           (000)
-----------------------------------------------------------------------------------------------------------

COMMON STOCK (81.6%)
BANKS (5.4%)
   First Horizon National.....................................................   156,400        $   6,819
   Great Lakes Bancorp*.......................................................    94,900            1,300
   TF Financial...............................................................    32,000              969
   US Bancorp.................................................................    65,000            2,314
   Washington Mutual..........................................................   110,396            4,923
                                                                                                -----------
                                                                                                   16,325
                                                                                                -----------
ENERGY (7.9%)
   ENSCO International........................................................   140,000            7,122
   Mariner Energy*............................................................   314,400            6,322
   Nabors Industries Ltd.*....................................................   243,600            7,376
   PetroChina ................................................................ 2,522,000            3,091
                                                                                                -----------
                                                                                                   23,911
                                                                                                -----------
FINANCIAL SERVICES (8.4%)
   Capital One Financial......................................................    78,473            6,309
   Leucadia National..........................................................   262,410            7,180
   Marsh & McLennan...........................................................   125,100            3,690
   Phoenix....................................................................   260,000            3,908
   Western Union*.............................................................   189,850            4,241
                                                                                                -----------
                                                                                                   25,328
                                                                                                -----------
FOOD (1.8%)
   Nestle ADR.................................................................    60,000            5,485
                                                                                                -----------
HEALTH CARE (6.6%)
   Abbott Laboratories........................................................   104,100            5,517
   Baxter International.......................................................   180,400            8,959
   Boston Scientific*.........................................................   237,400            4,380
   Teva Pharmaceutical ADR....................................................    28,000              983
                                                                                                -----------
                                                                                                   19,839
                                                                                                -----------
HEALTH CARE SERVICES (3.6%)
   Community Health Systems*..................................................    85,000            3,039
   IMS Health.................................................................    39,426            1,138
   UnitedHealth Group.........................................................   126,004            6,585
                                                                                                -----------
                                                                                                   10,762
                                                                                                -----------




SCHEDULE OF INVESTMENTS                                                                   FMC SELECT FUND
January 31, 2007                                                                              (Unaudited)


                                                                                                  Market
                                                                                                  Value
                                                                                 Shares           (000)
-----------------------------------------------------------------------------------------------------------
MEDIA (12.2%)
   Discovery Holding*.........................................................   562,838        $   9,326
   Gannett....................................................................    55,400            3,221
   Harte-Hanks................................................................   286,450            7,765
   Liberty Global, Cl A*......................................................    34,122            1,026
   Liberty Global, Ser C*.....................................................    93,591            2,642
   Liberty Media Capital, Ser A*..............................................    14,583            1,492
   Liberty Media Interactive, Cl A*...........................................    72,918            1,777
   Omnicom Group..............................................................    93,420            9,828
                                                                                                -----------
                                                                                                   37,077
                                                                                                -----------
MISCELLANEOUS (6.1%)
   3M.........................................................................   108,800            8,084
   Berkshire Hathaway, Cl A*..................................................        41            4,512
   Berkshire Hathaway, Cl B*..................................................     1,631            5,981
                                                                                                -----------
                                                                                                   18,577
                                                                                                -----------
MISCELLANEOUS CONSUMER (9.0%)
   Dorel Industries, Cl B.....................................................   199,800            5,962
   Kimberly-Clark.............................................................    93,600            6,496
   Reckitt Benckiser..........................................................   310,800           14,899
                                                                                                -----------
                                                                                                   27,357
                                                                                                -----------
RETAIL (10.9%)
   Autozone*..................................................................    65,300            8,204
   CVS........................................................................   325,900           10,967
   Dollar General.............................................................   289,693            4,907
   Lowe's.....................................................................   267,200            9,007
                                                                                                -----------
                                                                                                   33,085
                                                                                                -----------
SERVICES (5.2%)
   Ryder System...............................................................   219,700           11,983
   US Cellular*...............................................................    53,900            3,886
                                                                                                -----------
                                                                                                   15,869
                                                                                                -----------
TECHNOLOGY (4.3%)
   Amdocs*....................................................................   237,500            8,236
   First Data.................................................................   189,850            4,720
                                                                                                -----------
                                                                                                   12,956
                                                                                                -----------




SCHEDULE OF INVESTMENTS                                                                   FMC SELECT FUND
January 31, 2007                                                                              (Unaudited)


                                                                             Shares/Face         Market
                                                                                Amount            Value
                                                                                 (000)            (000)
-----------------------------------------------------------------------------------------------------------
UTILITIES (0.2%)
   Florida Public Utilities...................................................    60,499        $     744
                                                                                                -----------
TOTAL COMMON STOCK
  (Cost $160,278).............................................................                    247,315
                                                                                                -----------
CORPORATE OBLIGATIONS (8.2%)
   Ameritech Capital Funding
      9.100%, 06/01/16........................................................  $    647              738
   Aramark Services
      7.000%, 05/01/07........................................................        10               10
      6.375%, 02/15/08........................................................       190              191
   Archstone-Smith Trust
      7.250%, 08/15/09........................................................       187              190
      6.875%, 02/15/08........................................................       204              203
   Avon Products
      4.200%, 07/15/18........................................................     1,000              861
   Bank of America MTN
      6.800%, 02/15/11........................................................     1,700            1,778
   Barclays Bank MTN
      5.000%, 12/18/15........................................................       500              491
   Bemis
      4.875%, 04/01/12........................................................     1,000              967
   Black And Decker
      4.750%, 11/01/14........................................................       955              869
   Blyth
      7.900%, 10/01/09........................................................       100              101
      5.500%, 11/01/13........................................................       950              798
   E.W. Scripps
      6.625%, 10/15/07........................................................       560              561
   First Data
      4.950%, 06/15/15........................................................     1,000              934
   General Electric Capital MTN
      5.000%, 12/15/12........................................................       450              433
      4.450%, 11/15/14........................................................     1,000              924
   General Motors, Ser 91-A2
      8.950%, 07/02/09........................................................       139              140
   HRPT Properties Trust
      6.500%, 01/15/13........................................................       500              515
   Hudson United Bank
      3.500%, 05/13/08........................................................       270              263
   IDEX
      6.875%, 02/15/08........................................................     1,185            1,188
   Ingersoll-Rand Ltd.
      6.391%, 11/15/27........................................................       595              636
   Leggett & Platt
      4.650%, 11/15/14........................................................     1,000              942




SCHEDULE OF INVESTMENTS                                                                   FMC SELECT FUND
January 31, 2007                                                                              (Unaudited)


                                                                                  Face            Market
                                                                                 Amount           Value
                                                                                 (000)            (000)
-----------------------------------------------------------------------------------------------------------
   Lubrizol
      5.875%, 12/01/08........................................................    $  245        $     246
   Mohawk Industries, Ser D
      7.200%, 04/15/12........................................................     1,400            1,449
   Procter & Gamble - ESOP, Ser A
      9.360%, 01/01/21........................................................     1,550            1,916
   Ryder System
      4.625%, 04/01/10........................................................     1,000              978
   Ryder System MTN
      5.950%, 05/02/11........................................................       775              780
   Thermo Electron
      7.625%, 10/30/08........................................................       500              515
   UST
      7.250%, 06/01/09........................................................       500              518
      6.625%, 07/15/12........................................................     1,000            1,047
   Wal-Mart Stores, Ser 94-B3
      8.800%, 12/30/14........................................................       500              597
   Wal-Mart Stores, Ser A-2
      8.850%, 01/02/15........................................................     1,000            1,158
   Weingarten Realty Investors MTN, Ser A
      6.107%, 07/15/13........................................................       700              719
   Whirlpool
      7.750%, 07/15/16........................................................     1,000            1,100
                                                                                                -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $25,437)..............................................................                     24,756
                                                                                                -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.4%)
   Government Trust Certificate, Ser 95-A
      8.010%, 03/01/07........................................................        19               19
   NIH Neuroscience Center, Ser B
      6.680%, 02/15/09........................................................       317              319
   Private Export Funding, Ser G
      6.670%, 09/15/09........................................................       225              234
   Small Business Administration, Ser 97-L
      6.550%, 12/01/17........................................................       144              148
   Small Business Administration, Ser 98-D
      6.150%, 04/01/18........................................................       131              134
   Federal Home Loan Bank
      6.100%, 09/06/16........................................................       250              249
                                                                                                -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $1,097)...............................................................                      1,103
                                                                                                -----------




SCHEDULE OF INVESTMENTS                                                                   FMC SELECT FUND
January 31, 2007                                                                              (Unaudited)



                                                                                   Face           Market
                                                                                  Amount          Value
                                                                                  (000)           (000)
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (5.3%)
   U.S. Treasury Bills (A)
      5.071%, 07/12/07........................................................    $2,415        $   2,362
      5.069%, 04/05/07........................................................       790              783
      5.049%, 04/19/07........................................................     2,055            2,033
      4.992%, 06/14/07........................................................     6,318            6,202
      4.959%, 05/03/07........................................................     4,772            4,712
                                                                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $16,095)..............................................................                     16,092
                                                                                                -----------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (1.5%)
   Federal Home Loan Mortgage Corporation, Ser 2899, Cl HB
      4.000%, 12/15/19........................................................     1,000              879
   Federal Home Loan Mortgage Corporation, Ser 3087, Cl VB
      5.500%, 08/15/18........................................................       368              364
   Federal National Mortgage Association
      5.500%, 01/01/09........................................................        28               28
      4.480%, 07/01/13........................................................     1,188            1,155
   Federal National Mortgage Association, Ser 120, Cl JB
      4.000%, 03/25/19........................................................       542              520
   Federal National Mortgage Association, Ser 14, Cl AT
      4.000%, 03/25/33........................................................        90               86
   Federal National Mortgage Association, Ser 15, Cl CB
      5.000%, 03/25/18........................................................       180              174
   Government National Mortgage Association, Ser 11, Cl QA
      3.600%, 01/20/29........................................................        16               15
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13........................................................       116              117
   Government National Mortgage Association, Ser 85, Cl TW
      5.500%, 07/20/20........................................................       200              194
   Government National Mortgage Association, Ser 98, Cl TD
      4.500%, 04/20/30........................................................     1,000              958
                                                                                                -----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
  (Cost $4,643)...............................................................                      4,490
                                                                                                -----------
RESIDENTIAL MORTGAGE OBLIGATIONS (1.2%)
   Chase Mortgage Finance Corporation, Ser 2005-S1, Cl 1A18
      5.500%, 05/25/35........................................................     1,124            1,091
   Citicorp Mortgage Securities, Ser 3, Cl A12
      5.250%, 05/25/34........................................................       806              758
   Countrywide Home Loans, Ser 32, Cl 2A2
      5.000%, 01/25/18........................................................       294              290




SCHEDULE OF INVESTMENTS                                                                   FMC SELECT FUND
January 31, 2007                                                                              (Unaudited)


                                                                               Shares/Face        Market
                                                                                 Amount           Value
                                                                                 (000)            (000)
-----------------------------------------------------------------------------------------------------------
   Countrywide Home Loans, Ser J9, Cl 2A6
      5.500%, 01/25/35........................................................  $    467        $     453
   Credit Suisse First Boston Mortgage Securities Corporation, Ser
     CK1, Cl A3
      6.380%, 12/18/35........................................................       500              515
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32........................................................        81               78
   Wells Fargo Mortgage Backed Securities Trust, Ser 8, Cl A9
      4.500%, 08/25/18........................................................       500              472
                                                                                                -----------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
  (Cost $3,816)...............................................................                      3,657
                                                                                                -----------
COMMERCIAL MORTGAGE OBLIGATIONS (0.4%)
   Bear Stearns Commercial Mortgage Securities, Ser Top 2, Cl A1
      6.080%, 02/15/35........................................................       147              149
   Credit Suisse First Boston Mortgage Securities Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35........................................................     1,000            1,000
   Morgan Stanley Dean Witter Capital, Ser Top 1, Cl A2
      6.320%, 02/15/33........................................................        69               69
                                                                                                -----------
TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
  (Cost $1,218)...............................................................                      1,218
                                                                                                -----------
EQUIPMENT TRUST OBLIGATIONS (1.1%)
   Burlington Northern and Santa Fe Railway, Ser 99-2
      7.570%, 01/02/21........................................................       531              591
   Continental Airlines, Ser 1, Cl G2
      6.563%, 02/15/12........................................................       900              925
   Continental Airlines, Ser 98-3
      6.320%, 11/01/08........................................................       100              101
   CSX Transportation, Ser 95-A
      7.730%, 03/15/09........................................................       500              522
   Union Pacific
      4.698%, 01/02/24........................................................       146              138
   Union Pacific Railroad, Ser 00-1
      8.000%, 01/10/21........................................................       914            1,043
                                                                                                -----------
TOTAL EQUIPMENT TRUST OBLIGATIONS
  (Cost $3,385)...............................................................                      3,320
                                                                                                -----------




SCHEDULE OF INVESTMENTS                                                                   FMC SELECT FUND
January 31, 2007                                                                              (Unaudited)





                                                                               Shares/Face        Market
                                                                                 Amount           Value
                                                                                 (000)            (000)
-----------------------------------------------------------------------------------------------------------
OTHER ASSET-BACKED OBLIGATIONS (0.2%)
   Citibank Credit Card Master Trust I, Ser 2, Cl A
      6.050%, 01/15/10........................................................   $   480        $     483
                                                                                                -----------
TOTAL OTHER ASSET-BACKED OBLIGATIONS
  (Cost $474).................................................................                        483
                                                                                                -----------

TOTAL INVESTMENTS (99.9%)
  (Cost $216,443)+............................................................                  $ 302,434
                                                                                                ===========


PERCENTAGES ARE BASED ON NET ASSETS OF $302,843,282.

* NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
ESOP -- EMPLOYEE STOCK OWNERSHIP PLAN
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
SER -- SERIES


+ AT JANUARY 31, 2007 THE TAX BASIS COST OF THE FUND'S
INVESTMENTS WAS $216,442,719 AND THE UNREALIZED
APPRECIATION AND DEPRECIATION WERE $91,056,300 AND
$(5,064,999) RESPECTIVELY.

 FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING
POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT
SEMI-ANNUAL (INCLUDING THE SUPPLEMENT DATED FEBRUARY 2,
2007) OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-002-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.